FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2018		At December 31, 2019
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	4,166	Derivative assets — current	5,097
Foreign exchange option contracts	Derivative assets — current	1	Derivative assets — current	450
Interest rate swap	Derivative assets — current	594	Derivative assets — current	—
Interest rate swap	Derivative assets — non-current	3,216	Derivative assets — non-current	—
	Total	7,977	Total	5,547

	Fair Value of Derivative Liabilities
	At December 31, 2018		At December 31, 2019
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	13,480	Derivative liabilities — current	10,127
Foreign exchange option contracts	Derivative liabilities — current	218	Derivative liabilities — current	25
Interest rate swap	Derivative liabilities — current	—	Derivative liabilities — current	329
Interest rate swap	Derivative liabilities — non-current	—	Derivative liabilities — non-current	1,841
	Total	13,698	Total	12,322

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2017	2018	2019
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	(2,638)	(16,414)	(20,249)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives	—	(2,023)	(1,022)
Warrants	Gain (loss) on change in fair value of derivatives	711	—	—
Interest rate swap	Gain (loss) on change in fair value of derivatives	1,655	(793)	(947)
	Total	(272)	(19,230)	(22,218)